BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2014	2013
	Unaudited
Numerator:

Net earnings (loss) available to ordinary shareholders	$(324)	$512

Denominator:

Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	41,599,731	38,034,532
Effect of dilutive securities:
Employee stock options	*)-	580,560
Senior convertible notes	**)-	*)-

Denominator for diluted net earnings per share - adjusted weighted average number of shares	41,599,731	38,615,092

*)	Antidilutive.
**) Insignficant.